Note 26 - Contingencies and Other Matters (Details Textual) $ in Millions	1 Months Ended			100 Months Ended	101 Months Ended
	Jun. 30, 2013 USD ($)	Apr. 30, 2013 USD ($)	Aug. 31, 2010	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2013 CAD ($)
Statement Line Items [Line Items]
Gains on litigation settlements		$ 93,800,000
Proceeds from litigation settlement	$ 14,100,000
Estimated financial effect of contingent assets	$ 59,700,000			$ 59,700,000	$ 59,700,000	$ 81.5		$ 81.5
Non-current income taxes receivable				$ 18,737,000	18,737,000
Mexico - San Dimas [member] | Wheaton Precious Metals International Ltd. [member]
Statement Line Items [Line Items]
Percent of silver production required to be sold			100.00%	50.00%
Maximum silver production required to be sold			6,000,000
Silver, selling price, per ounce				$ 4.04
Purchase agreement, annual inflation increase, percent				1.00%
Potential incremental income tax before interest and penalties					$ 185,000,000